PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of January 31, 2022
Description	Shares	Value
Short-Term Investment 78.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $23,537,795)	23,537,795	$23,537,795

TOTAL INVESTMENTS 78.6% (cost $23,537,795)		23,537,795
Other assets in excess of liabilities(z) 21.4%		6,419,898

Net Assets 100.0%		$29,957,693

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

ASX—Australian Securities Exchange
Bovespa—Sao Paulo Stock Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
FTSE—Financial Times Stock Exchange
KLCI—Kuala Lumpur Composite Index
KOSPI—Korean Composite Stock Price Index
MIB—Borsa Italiana Stock Exchange

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
MSCI—Morgan Stanley Capital International
NASDAQ—National Association of Securities Dealers Automated Quotations
OAT—Obligations Assimilables du Tresor
OBX—Oslo Stock Exchange
OMXS—Nordic Exchange Stockholm Index
OTC—Over-the-counter
S&P—Standard & Poor’s
SET—Stock Exchange of Thailand
SGX—Singapore Exchange
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
T—Swap payment upon termination
TOPIX—Tokyo Stock Price Index

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	90 Day Euro Dollar	Jun. 2022	$1,486,425	$(1,211)
9	90 Day Euro Dollar	Sep. 2022	2,222,775	(2,691)
9	90 Day Euro Dollar	Dec. 2022	2,217,038	(2,191)
19	10 Year Australian Treasury Bonds	Mar. 2022	1,840,670	10,049
15	10 Year Euro-Bund	Mar. 2022	2,849,799	(11,729)
66	10 Year U.S. Treasury Notes	Mar. 2022	8,445,938	2,885
24	20 Year U.S. Treasury Bonds	Mar. 2022	3,735,000	4,906
18	30 Year Euro Buxl	Mar. 2022	4,111,153	(35,313)
2	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	377,875	(721)
9	ASX SPI 200 Index	Mar. 2022	1,092,604	2,675
5	CAC40 10 Euro	Feb. 2022	393,011	(1,246)
342	Euro Schatz Index	Mar. 2022	42,984,601	(43,569)
23	Euro STOXX 50 Index	Mar. 2022	1,070,524	(5,537)
16	FTSE 100 Index	Mar. 2022	1,591,609	(8,466)
2	FTSE MIB Index	Mar. 2022	300,714	(7,645)
5	FTSE/JSE Top 40 Index	Mar. 2022	219,541	360
7	Mexican Bolsa Index	Mar. 2022	174,922	(3,705)
2	NASDAQ 100 E-Mini Index	Mar. 2022	596,200	11,726
2	OBX Index	Feb. 2022	23,692	(479)
5	Russell 2000 E-Mini Index	Mar. 2022	506,100	8,396
6	S&P 500 E-Mini Index	Mar. 2022	1,351,275	30,077
18	S&P/TSX 60 Index	Mar. 2022	3,616,285	63,300
5	TOPIX Index	Mar. 2022	824,861	5,330
				15,201

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Futures contracts outstanding at January 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
11	90 Day ASX Bank Bill	Jun. 2022	$7,768,356	$(845)
18	90 Day ASX Bank Bill	Sep. 2022	12,698,094	(52)
15	90 Day ASX Bank Bill	Dec. 2022	10,572,382	(84)
48	3 Month SONIA Index	Mar. 2023	15,883,000	24,111
83	2 Year U.S. Treasury Notes	Mar. 2022	17,982,469	27,751
193	5 Year Euro-Bobl	Mar. 2022	28,673,050	102,433
20	5 Year U.S. Treasury Notes	Mar. 2022	2,384,063	(374)
19	10 Year Canadian Government Bonds	Mar. 2022	2,079,141	(4,985)
2	10 Year Japanese Bonds	Mar. 2022	2,619,395	(356)
27	10 Year U.K. Gilt	Mar. 2022	4,428,648	24,536
7	EUR BTP Italian Government Bond	Mar. 2022	1,147,222	5,241
5	Euro-OAT	Mar. 2022	904,433	2,367
4	FTSE Bursa Malaysia KLCI Index	Feb. 2022	72,154	325
2	Hang Seng China Enterprises Index	Feb. 2022	107,284	1,818
1	Hang Seng Index	Feb. 2022	153,019	(2,407)
4	KOSPI 200 Index	Mar. 2022	295,811	25,533
2	MSCI SGX Index	Feb. 2022	49,232	(89)
7	OMXS 30 Index	Feb. 2022	172,058	2,457
13	SET 50 Index	Mar. 2022	77,043	(882)
				206,498
				$221,699
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	330	$238,056	$233,339	$—	$(4,717)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	320	230,843	226,269	—	(4,574)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	290	211,543	205,056	—	(6,487)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	230	165,234	162,630	—	(2,604)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	160	116,713	113,134	—	(3,579)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	80	57,670	56,568	—	(1,102)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	80	57,670	56,568	—	(1,102)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	40	29,148	28,283	—	(865)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	30	21,861	21,212	—	(649)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	30	21,483	21,213	—	(270)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	20	$14,589	$14,142	$—	$(447)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	10	7,184	7,071	—	(113)
Brazilian Real,
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	1,447	250,000	272,298	22,298	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	225	40,000	42,265	2,265	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	221	40,000	41,677	1,677	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	221	40,000	41,609	1,609	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	221	40,000	41,548	1,548	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	174	30,000	32,674	2,674	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	171	30,000	32,148	2,148	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	171	30,000	32,104	2,104	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	170	30,000	32,055	2,055	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	168	30,000	31,553	1,553	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	168	30,000	31,569	1,569	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	166	30,000	31,256	1,256	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	165	30,000	31,091	1,091	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	163	30,000	30,626	626	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	115	20,000	21,555	1,555	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	115	20,000	21,601	1,601	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	114	20,000	21,449	1,449	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	112	20,000	21,052	1,052	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	112	20,000	21,071	1,071	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	111	20,000	20,839	839	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	110	20,000	20,783	783	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	108	20,000	20,419	419	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,686	686	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,724	724	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,726	726	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,730	730	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,727	727	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,769	769	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,796	796	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	56	10,000	10,470	470	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	55	10,000	10,422	422	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	55	10,000	10,415	415	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	55	10,000	10,402	402	—
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	55	10,000	10,395	395	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	2,880	520,000	538,215	18,215	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	443	80,000	82,802	2,802	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	325	$60,000	$60,793	$793	$—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	219	40,000	40,903	903	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	216	40,000	40,339	339	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	164	30,000	30,690	690	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	108	20,000	20,210	210	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	108	20,000	20,166	166	—
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	54	10,000	10,129	129	—
British Pound,
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	1,230	1,654,387	1,654,056	—	(331)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	610	824,006	820,304	—	(3,702)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	240	322,807	322,742	—	(65)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	200	270,166	268,952	—	(1,214)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	110	147,146	147,924	778	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	80	108,968	107,581	—	(1,387)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	60	81,726	80,686	—	(1,040)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	26,901	26,896	—	(5)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,450	13,447	—	(3)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,449	13,446	—	(3)
Canadian Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	2,167	1,732,112	1,704,523	—	(27,589)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	1,719	1,370,000	1,352,280	—	(17,720)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	1,389	1,101,349	1,092,473	—	(8,876)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	1,002	799,229	788,057	—	(11,172)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	949	760,150	746,610	—	(13,540)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	690	549,264	542,865	—	(6,399)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	550	440,187	432,657	—	(7,530)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	450	361,027	353,981	—	(7,046)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	325	260,083	255,853	—	(4,230)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	125	100,017	98,235	—	(1,782)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	75	60,002	59,026	—	(976)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	63	49,999	49,203	—	(796)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	50	40,000	39,499	—	(501)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	38	29,875	29,527	—	(348)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	25	20,045	19,883	—	(162)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	13	10,000	9,837	—	(163)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	13	9,992	9,852	—	(140)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	12	9,939	9,823	—	(116)
Chilean Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	33,011	40,000	41,140	1,140	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	24,466	$30,000	$30,491	$491	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	8,069	10,000	10,057	57	—
Chinese Renminbi,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	3,510	550,000	550,277	277	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	380	59,890	59,493	—	(397)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	317	49,916	49,729	—	(187)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	191	29,933	29,895	—	(38)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	127	19,966	19,908	—	(58)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	64	9,984	9,958	—	(26)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	64	9,976	9,960	—	(16)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	63	9,985	9,924	—	(61)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	—*	18	18	—	—
Colombian Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	158,554	40,000	40,084	84	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	39,470	10,000	9,978	—	(22)
Czech Koruna,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	979	45,037	45,136	99	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	734	33,778	33,852	74	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	732	34,068	33,723	—	(345)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	732	33,876	33,737	—	(139)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	728	33,927	33,574	—	(353)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	491	22,857	22,625	—	(232)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	491	22,857	22,625	—	(232)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	488	22,758	22,505	—	(253)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	488	22,584	22,491	—	(93)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	486	22,427	22,422	—	(5)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	246	11,345	11,353	8	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	246	11,184	11,324	140	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	245	11,397	11,270	—	(127)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	245	11,351	11,276	—	(75)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	245	11,259	11,284	25	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	244	11,231	11,239	8	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	244	11,291	11,245	—	(46)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	243	11,272	11,199	—	(73)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	243	11,322	11,204	—	(118)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	—*	22	22	—	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	—*	14	14	—	—
Euro,
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	1,240	1,405,801	1,393,522	—	(12,279)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	350	$393,361	$393,333	$—	$(28)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	330	372,698	370,857	—	(1,841)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	80	90,697	89,905	—	(792)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	80	90,697	89,905	—	(792)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	70	79,939	78,666	—	(1,273)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,194	56,190	—	(4)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	30	34,359	33,714	—	(645)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	30	33,455	33,715	260	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,588	22,476	—	(112)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,303	22,476	173	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,588	22,476	—	(112)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,478	22,476	—	(2)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,674	22,476	—	(198)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,337	11,238	—	(99)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,152	11,239	87	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,294	11,238	—	(56)
Hungarian Forint,
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	7,197	22,562	22,708	146	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	7,177	22,245	22,645	400	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	7,160	22,617	22,589	—	(28)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	7,135	22,520	22,511	—	(9)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	7,093	22,870	22,379	—	(491)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,594	11,266	11,339	73	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,589	11,234	11,324	90	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,589	11,123	11,323	200	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,580	11,309	11,295	—	(14)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,567	11,384	11,254	—	(130)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,567	11,384	11,254	—	(130)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,558	11,385	11,225	—	(160)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,556	11,379	11,219	—	(160)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,556	11,223	11,218	—	(5)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,556	11,316	11,220	—	(96)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,540	11,413	11,170	—	(243)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	1	4	4	—	—
Indian Rupee,
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	37,101	500,000	496,332	—	(3,668)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	34,875	470,000	466,552	—	(3,448)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	23,003	310,000	307,726	—	(2,274)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	7,512	100,000	100,497	497	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	5,278	$70,000	$70,611	$611	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	5,242	70,000	70,131	131	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	5,241	70,000	70,114	114	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	4,511	60,000	60,348	348	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	4,473	60,000	59,835	—	(165)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	3,730	50,000	49,901	—	(99)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	3,709	50,000	49,617	—	(383)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	3,007	40,000	40,229	229	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,982	40,000	39,894	—	(106)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,982	40,000	39,893	—	(107)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,252	30,000	30,133	133	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,242	30,000	29,997	—	(3)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,237	30,000	29,932	—	(68)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,496	20,000	20,015	15	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,494	20,000	19,984	—	(16)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,493	20,000	19,968	—	(32)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,492	20,000	19,961	—	(39)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,490	20,000	19,931	—	(69)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,487	20,000	19,898	—	(102)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	750	10,000	10,037	37	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	747	10,000	10,000	—	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	746	10,000	9,978	—	(22)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	744	10,000	9,948	—	(52)
Indonesian Rupiah,
Expiring 02/16/22	Morgan Stanley & Co. LLC	IDR	430,686	30,000	30,013	13	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	IDR	143,556	10,000	10,004	4	—
Israeli Shekel,
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	218	70,000	68,797	—	(1,203)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	31	9,990	9,890	—	(100)
Japanese Yen,
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	151,301	1,330,288	1,314,902	—	(15,386)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	72,867	640,068	633,259	—	(6,809)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	57,991	510,219	503,982	—	(6,237)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	36,707	320,539	319,010	—	(1,529)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	24,193	210,011	210,252	241	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	20,761	180,222	180,429	207	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	12,539	109,839	108,973	—	(866)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	11,413	100,019	99,182	—	(837)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	11,382	100,074	98,917	—	(1,157)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	10,313	$90,059	$89,630	$—	$(429)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	9,124	79,924	79,294	—	(630)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	7,958	69,971	69,162	—	(809)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	6,908	59,927	60,037	110	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	4,574	40,083	39,748	—	(335)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,419	29,951	29,715	—	(236)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,417	30,013	29,694	—	(319)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,417	30,014	29,695	—	(319)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,411	29,993	29,646	—	(347)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,410	30,000	29,633	—	(367)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	2,306	20,020	20,043	23	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	2,302	20,151	20,008	—	(143)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	2,279	20,054	19,809	—	(245)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	2,277	20,030	19,785	—	(245)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	1,146	10,009	9,962	—	(47)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	1,139	10,009	9,903	—	(106)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	1	7	7	—	—
Mexican Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	8,803	430,000	425,649	—	(4,351)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	3,480	170,000	168,268	—	(1,732)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	1,220	59,802	59,002	—	(800)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	1,029	49,746	49,773	27	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	819	40,000	39,594	—	(406)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	618	29,862	29,878	16	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	613	29,895	29,622	—	(273)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	610	29,886	29,486	—	(400)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	412	19,953	19,917	—	(36)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	409	19,936	19,798	—	(138)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	407	19,895	19,677	—	(218)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	406	19,912	19,629	—	(283)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	406	19,892	19,642	—	(250)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	406	19,909	19,626	—	(283)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	207	10,021	10,003	—	(18)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	205	9,958	9,889	—	(69)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	204	9,942	9,879	—	(63)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	204	9,970	9,879	—	(91)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	203	9,951	9,826	—	(125)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	201	9,628	9,736	108	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	—*	22	22	—	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	1,374	$50,000	$49,479	$—	$(521)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	830	30,000	29,884	—	(116)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	827	30,000	29,787	—	(213)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	278	10,000	10,017	17	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	277	10,000	9,970	—	(30)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,938	—	(62)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,952	—	(48)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,930	—	(70)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,906	—	(94)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,902	—	(98)
New Zealand Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	160	108,701	105,256	—	(3,445)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	140	92,088	92,099	11	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	120	80,677	78,942	—	(1,735)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	120	81,465	78,942	—	(2,523)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	90	61,571	59,207	—	(2,364)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	70	47,899	46,050	—	(1,849)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	70	46,808	46,049	—	(759)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	60	39,223	39,471	248	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	60	41,228	39,471	—	(1,757)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,168	26,314	146	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	20,141	19,735	—	(406)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,687	13,157	—	(530)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,339	13,157	—	(182)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,074	13,157	83	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,723	6,578	—	(145)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,577	6,579	2	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,537	6,578	41	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,777	6,579	—	(198)
Norwegian Krone,
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,890	216,698	212,403	—	(4,295)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,594	180,790	179,178	—	(1,612)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,195	137,458	134,291	—	(3,167)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,091	125,778	122,681	—	(3,097)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	603	67,497	67,732	235	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	500	56,993	56,227	—	(766)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	398	45,748	44,694	—	(1,054)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	398	45,621	44,717	—	(904)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	299	34,234	33,555	—	(679)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	298	$34,253	$33,464	$—	$(789)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	298	34,303	33,458	—	(845)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	199	22,874	22,347	—	(527)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	198	22,868	22,305	—	(563)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	100	11,291	11,190	—	(101)
Polish Zloty,
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	136	33,966	33,329	—	(637)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	92	22,446	22,440	—	(6)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	91	22,914	22,226	—	(688)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	91	22,791	22,208	—	(583)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	91	22,914	22,226	—	(688)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	90	22,842	22,146	—	(696)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	46	11,244	11,241	—	(3)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	45	11,326	11,072	—	(254)
Russian Ruble,
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	18,686	240,000	240,626	626	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	10,177	130,000	131,052	1,052	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	10,111	130,000	130,200	200	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	10,106	130,000	130,136	136	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	8,613	110,000	110,917	917	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	4,679	60,000	60,250	250	—
Singapore Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	94	69,969	69,665	—	(304)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	94	69,957	69,679	—	(278)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	54	39,981	39,822	—	(159)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	13	10,002	9,953	—	(49)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	13	10,005	9,970	—	(35)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	13	9,998	9,964	—	(34)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	—*	25	25	—	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	—*	14	14	—	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	—*	16	16	—	—
South African Rand,
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	1,867	120,000	121,226	1,226	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	308	19,938	19,974	36	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	307	19,964	19,928	—	(36)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	306	19,916	19,862	—	(54)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	303	19,847	19,681	—	(166)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	156	10,000	10,102	102	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	155	9,888	10,067	179	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	155	$9,930	$10,040	$110	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	154	9,955	9,996	41	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	154	9,978	9,969	—	(9)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	154	9,914	10,023	109	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	154	9,967	9,997	30	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	153	9,911	9,929	18	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	153	9,959	9,941	—	(18)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	152	9,923	9,840	—	(83)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	151	9,971	9,799	—	(172)
South Korean Won,
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	142,501	120,000	118,155	—	(1,845)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	23,834	20,000	19,762	—	(238)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	23,767	20,000	19,706	—	(294)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	12,101	10,000	10,034	34	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,990	10,000	9,941	—	(59)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,981	10,000	9,934	—	(66)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,947	10,000	9,906	—	(94)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,935	10,000	9,896	—	(104)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,925	10,000	9,888	—	(112)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,902	10,000	9,869	—	(131)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,881	10,000	9,851	—	(149)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,879	10,000	9,850	—	(150)
Swedish Krona,
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	2,737	295,228	293,601	—	(1,627)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,841	206,467	197,501	—	(8,966)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,354	147,406	145,260	—	(2,146)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,132	125,589	121,362	—	(4,227)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	828	90,373	88,847	—	(1,526)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	316	33,436	33,875	439	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	316	33,461	33,900	439	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	211	22,782	22,656	—	(126)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	210	22,240	22,532	292	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	205	22,938	21,942	—	(996)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	205	22,906	21,940	—	(966)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	104	11,245	11,183	—	(62)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	102	11,371	10,988	—	(383)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	—*	40	39	—	(1)
Swiss Franc,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	465	510,375	501,783	—	(8,592)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	285	$309,971	$307,979	$—	$(1,992)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	256	280,167	276,085	—	(4,082)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	221	240,000	239,058	—	(942)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	148	160,000	159,365	—	(635)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	140	150,063	150,798	735	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	46	50,008	49,687	—	(321)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	27	30,021	29,516	—	(505)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	19	20,340	20,118	—	(222)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	9	9,997	10,046	49	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	9	9,993	9,847	—	(146)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	9	9,978	9,862	—	(116)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	—*	20	20	—	—
Thai Baht,
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	1,329	40,031	39,904	—	(127)
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	660	20,144	19,808	—	(336)
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	331	10,018	9,951	—	(67)
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	331	10,018	9,951	—	(67)
Turkish Lira,
Expiring 02/16/22	Morgan Stanley & Co. LLC	TRY	2,267	160,000	168,835	8,835	—
				$32,469,494	$32,270,613	108,863	(307,744)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	1,950	$1,406,260	$1,378,821	$27,439	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	1,450	1,025,170	1,025,278	—	(108)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	950	680,286	671,734	8,552	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	780	563,379	551,529	11,850	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	410	288,448	289,906	—	(1,458)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	400	282,805	282,835	—	(30)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	400	279,371	282,835	—	(3,464)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	360	253,271	254,551	—	(1,280)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	250	179,712	176,772	2,940	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	240	174,031	169,701	4,330	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	110	77,388	77,779	—	(391)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	110	76,827	77,780	—	(953)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	50	$35,657	$35,354	$303	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	30	21,483	21,213	270	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	20	14,140	14,141	—	(1)
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	10	7,223	7,071	152	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	10	7,131	7,070	61	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	AUD	10	7,161	7,071	90	—
Brazilian Real,
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	2,585	470,000	486,553	—	(16,553)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	1,155	210,000	217,396	—	(7,396)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	636	110,000	119,776	—	(9,776)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	115	20,000	21,595	—	(1,595)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	115	20,000	21,632	—	(1,632)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	79	14,418	14,788	—	(370)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,725	—	(725)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,787	—	(787)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,721	—	(721)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,731	—	(731)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,781	—	(781)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,652	—	(652)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,794	—	(794)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,689	—	(689)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,804	—	(804)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,654	—	(654)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	57	10,000	10,654	—	(654)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	56	10,000	10,566	—	(566)
Expiring 02/02/22	Morgan Stanley & Co. LLC	BRL	54	10,000	10,208	—	(208)
Expiring 03/03/22	Morgan Stanley & Co. LLC	BRL	162	30,000	30,314	—	(314)
British Pound,
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	1,250	1,684,765	1,680,951	3,814	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	700	945,260	941,332	3,928	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	450	616,854	605,143	11,711	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	290	394,118	389,981	4,137	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	220	299,995	295,848	4,147	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	130	177,465	174,819	2,646	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	100	136,356	134,476	1,880	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	100	133,841	134,476	—	(635)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	90	122,716	121,028	1,688	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	70	94,930	94,133	797	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	70	96,028	94,134	1,894	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	50	$68,105	$67,238	$867	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	40	54,246	53,791	455	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	27,302	26,895	407	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	27,349	26,895	454	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	26,956	26,895	61	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	27,302	26,895	407	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	20	26,768	26,895	—	(127)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,384	13,448	—	(64)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,504	13,448	56	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,384	13,448	—	(64)
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,478	13,447	31	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,504	13,448	56	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	GBP	10	13,621	13,448	173	—
Canadian Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	2,384	1,886,437	1,875,841	10,596	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	1,183	939,083	930,841	8,242	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	941	741,127	740,190	937	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	818	639,695	643,213	—	(3,518)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	213	169,895	167,892	2,003	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	179	140,621	140,769	—	(148)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	89	69,913	69,987	—	(74)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	51	39,947	40,167	—	(220)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	51	40,095	39,743	352	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	50	39,799	39,575	224	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	38	29,988	30,153	—	(165)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	25	20,041	20,016	25	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	25	19,936	19,701	235	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	13	9,988	10,043	—	(55)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	13	10,038	10,025	13	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CAD	13	10,008	9,952	56	—
Chilean Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	65,935	80,000	82,172	—	(2,172)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	8,243	10,000	10,273	—	(273)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	8,110	10,000	10,107	—	(107)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	8,047	10,000	10,028	—	(28)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CLP	8,026	10,000	10,003	—	(3)
Chinese Renminbi,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	509	79,852	79,784	68	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	253	39,950	39,716	234	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	191	$29,956	$29,923	$33	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CNH	—*	37	37	—	—
Colombian Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	199,034	50,000	50,318	—	(318)
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	40,183	10,000	10,159	—	(159)
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	39,924	10,000	10,093	—	(93)
Expiring 02/16/22	Morgan Stanley & Co. LLC	COP	39,824	10,000	10,068	—	(68)
Czech Koruna,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CZK	735	33,830	33,888	—	(58)
Euro,
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	1,230	1,398,568	1,382,285	16,283	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	1,040	1,182,518	1,168,760	13,758	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	590	670,934	663,046	7,888	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	490	557,231	550,666	6,565	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	380	431,359	427,047	4,312	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	350	399,725	393,333	6,392	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	310	352,593	348,380	4,213	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	180	206,479	202,286	4,193	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	160	181,372	179,809	1,563	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	130	147,182	146,095	1,087	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	130	147,558	146,095	1,463	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	110	124,328	123,619	709	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	100	113,217	112,381	836	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	70	79,118	78,667	451	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,753	56,190	563	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,609	56,191	418	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,758	56,191	567	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,753	56,190	563	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,679	56,191	488	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	50	56,513	56,191	322	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	45,406	44,952	454	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	44,595	44,953	—	(358)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	45,210	44,952	258	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	45,287	44,953	334	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	45,884	44,952	932	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	45,287	44,953	334	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	40	44,596	44,954	—	(358)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	30	34,262	33,714	548	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,743	22,476	267	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	$22,841	$22,476	$365	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,605	22,476	129	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	20	22,703	22,476	227	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,421	11,238	183	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,149	11,238	—	(89)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,336	11,238	98	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,149	11,238	—	(89)
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,336	11,238	98	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,322	11,238	84	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,336	11,238	98	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	EUR	10	11,351	11,238	113	—
Hungarian Forint,
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	17,936	56,349	56,588	—	(239)
Expiring 02/16/22	Morgan Stanley & Co. LLC	HUF	3,558	11,284	11,227	57	—
Indian Rupee,
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	21,869	290,000	292,558	—	(2,558)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	6,780	90,000	90,702	—	(702)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	5,950	80,000	79,601	399	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	5,229	70,000	69,956	44	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	3,745	50,000	50,095	—	(95)
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	3,709	50,000	49,616	384	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	2,967	40,000	39,694	306	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	INR	1,487	20,000	19,897	103	—
Indonesian Rupiah,
Expiring 02/16/22	Morgan Stanley & Co. LLC	IDR	432,176	30,000	30,117	—	(117)
Expiring 02/16/22	Morgan Stanley & Co. LLC	IDR	287,899	20,000	20,063	—	(63)
Expiring 02/16/22	Morgan Stanley & Co. LLC	IDR	143,676	10,000	10,012	—	(12)
Israeli Shekel,
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	352	110,017	111,201	—	(1,184)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	95	29,801	29,935	—	(134)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	32	10,000	10,110	—	(110)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	32	10,002	10,020	—	(18)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	32	10,004	10,048	—	(44)
Expiring 02/16/22	Morgan Stanley & Co. LLC	ILS	31	9,996	9,850	146	—
Japanese Yen,
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	61,875	540,042	537,733	2,309	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	58,836	510,000	511,326	—	(1,326)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	57,675	500,000	501,231	—	(1,231)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	51,914	450,000	451,170	—	(1,170)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	46,060	$400,728	$400,295	$433	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	40,376	350,000	350,898	—	(898)
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	20,557	179,834	178,653	1,181	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	11,463	100,456	99,624	832	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	8,021	70,009	69,710	299	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	4,583	40,005	39,834	171	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	3,438	30,004	29,876	128	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	JPY	1,146	10,001	9,958	43	—
Mexican Peso,
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	2,066	99,892	99,879	13	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	414	20,017	20,031	—	(14)
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	205	9,976	9,896	80	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	MXN	1	61	61	—	—
New Taiwanese Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	18,905	680,000	680,850	—	(850)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	6,959	250,000	250,644	—	(644)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	5,246	190,000	188,935	1,065	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	4,429	160,000	159,494	506	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	4,142	150,000	149,159	841	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	2,490	90,000	89,662	338	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	2,212	80,000	79,679	321	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	1,658	60,000	59,712	288	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	1,381	50,000	49,720	280	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	1,108	40,000	39,891	109	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	825	30,000	29,703	297	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	278	10,000	10,015	—	(15)
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	277	10,000	9,972	28	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	277	10,000	9,971	29	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,937	63	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,934	66	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,938	62	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,931	69	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,954	46	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	276	10,000	9,938	62	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,911	89	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,904	96	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,904	96	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	TWD	275	10,000	9,909	91	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	600	$407,779	$394,710	$13,069	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	350	237,849	230,248	7,601	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	220	149,018	144,727	4,291	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	130	88,539	85,521	3,018	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	120	81,505	78,942	2,563	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	110	73,464	72,364	1,100	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	110	74,773	72,364	2,409	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	90	60,959	59,207	1,752	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	80	53,312	52,628	684	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	80	54,929	52,628	2,301	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	70	48,080	46,050	2,030	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	50	33,436	32,893	543	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,674	26,314	360	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,674	26,314	360	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,728	26,314	414	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,674	26,314	360	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,747	26,314	433	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,453	26,314	139	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	40	26,366	26,314	52	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	19,758	19,735	23	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	19,992	19,736	256	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	20,271	19,736	535	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	20,005	19,735	270	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	19,758	19,735	23	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	30	20,376	19,735	641	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,675	13,157	518	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,529	13,157	372	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,574	13,157	417	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,109	13,157	—	(48)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,448	13,157	291	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,374	13,157	217	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,762	13,157	605	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,151	13,157	—	(6)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,374	13,157	217	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,446	13,157	289	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,328	13,157	171	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	20	13,331	13,157	174	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,687	6,578	109	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,679	6,579	100	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	$6,792	$6,578	$214	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,576	6,579	—	(3)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,796	6,578	218	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NZD	10	6,720	6,579	141	—
Norwegian Krone,
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	3,558	396,480	399,882	—	(3,402)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	3,097	348,244	348,093	151	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	2,706	304,733	304,143	590	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	2,005	225,843	225,406	437	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,798	200,733	202,070	—	(1,337)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,790	204,049	201,167	2,882	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,199	134,814	134,756	58	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,098	122,652	123,469	—	(817)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,094	124,742	122,980	1,762	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	1,003	111,449	112,780	—	(1,331)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	702	78,010	78,942	—	(932)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	503	56,097	56,578	—	(481)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	301	33,827	33,786	41	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	297	33,874	33,439	435	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	200	22,551	22,524	27	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	200	22,341	22,490	—	(149)
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	100	11,363	11,202	161	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	99	11,292	11,147	145	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	NOK	98	11,055	11,042	13	—
Polish Zloty,
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	410	100,157	100,457	—	(300)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	322	79,741	78,747	994	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	275	67,721	67,294	427	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	138	33,884	33,670	214	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	92	22,568	22,425	143	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	92	22,286	22,501	—	(215)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	91	22,245	22,312	—	(67)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	91	22,245	22,312	—	(67)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	90	22,638	22,148	490	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	46	11,084	11,191	—	(107)
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	46	11,326	11,185	141	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	46	11,287	11,216	71	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	46	11,298	11,226	72	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	45	11,313	11,068	245	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	PLN	45	$11,220	$11,080	$140	$—
Russian Ruble,
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	12,678	160,000	163,256	—	(3,256)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	12,666	160,000	163,104	—	(3,104)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	12,573	160,000	161,905	—	(1,905)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	11,742	150,000	151,205	—	(1,205)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	11,002	140,000	141,676	—	(1,676)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	10,883	140,000	140,149	—	(149)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	7,169	90,000	92,319	—	(2,319)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	6,953	90,000	89,540	460	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	6,321	80,000	81,400	—	(1,400)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	3,980	50,000	51,257	—	(1,257)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	3,909	50,000	50,344	—	(344)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	3,115	40,000	40,108	—	(108)
Expiring 02/16/22	Morgan Stanley & Co. LLC	RUB	1,584	20,000	20,395	—	(395)
Singapore Dollar,
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	81	60,000	60,010	—	(10)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	41	30,000	30,005	—	(5)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	27	20,008	19,907	101	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	14	9,989	10,028	—	(39)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	14	10,007	10,046	—	(39)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	14	10,006	10,045	—	(39)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	13	10,000	9,983	17	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	13	9,985	9,968	17	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SGD	—*	15	15	—	—
South African Rand,
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	614	39,963	39,828	135	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	153	10,020	9,944	76	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	150	9,880	9,761	119	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	ZAR	1	60	60	—	—
South Korean Won,
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	333,327	280,000	276,379	3,621	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	217,906	180,000	180,678	—	(678)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	71,952	60,000	59,659	341	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	48,401	40,000	40,132	—	(132)
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	36,175	30,000	29,994	6	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	35,828	30,000	29,707	293	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	35,734	30,000	29,629	371	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	23,879	20,000	19,799	201	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,992	$10,000	$9,943	$57	$—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,986	10,000	9,938	62	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,971	10,000	9,925	75	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,962	10,000	9,918	82	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,925	10,000	9,888	112	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	KRW	11,913	10,000	9,878	122	—
Swedish Krona,
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	2,301	247,042	246,834	208	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,757	193,075	188,495	4,580	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,648	182,565	176,786	5,779	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	1,149	124,166	123,217	949	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	938	99,894	100,559	—	(665)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	627	66,835	67,280	—	(445)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	523	56,131	56,084	47	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	414	45,450	44,372	1,078	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	209	22,451	22,432	19	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	208	22,200	22,348	—	(148)
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	104	11,291	11,205	86	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	104	11,290	11,204	86	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	103	11,343	11,074	269	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	103	11,175	11,092	83	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	SEK	103	11,377	11,017	360	—
Swiss Franc,
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	804	880,567	868,206	12,361	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	533	580,078	575,144	4,934	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	302	329,619	326,322	3,297	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	201	220,708	216,838	3,870	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	186	199,477	200,369	—	(892)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	119	130,681	128,783	1,898	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	65	69,984	70,001	—	(17)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	46	49,898	50,121	—	(223)
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	18	20,009	19,658	351	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	18	20,016	19,735	281	—
Expiring 02/16/22	Morgan Stanley & Co. LLC	CHF	9	10,010	10,055	—	(45)
Thai Baht,
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	2,333	70,000	70,060	—	(60)
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	666	19,965	20,013	—	(48)
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	333	10,023	10,008	15	—
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	332	9,994	9,970	24	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	331	$10,008	$9,927	$81	$—
Expiring 02/17/22	Morgan Stanley & Co. LLC	THB	330	9,983	9,915	68	—
				$40,522,042	$40,313,210	313,451	(104,619)
						$422,314	$(412,363)
* Less than 500.
Cross currency exchange contracts outstanding at January 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
02/16/22	Buy	CZK	736	EUR	30	$203	$—	Morgan Stanley & Co. LLC
02/16/22	Buy	CZK	3,435	EUR	140	964	—	Morgan Stanley & Co. LLC
02/16/22	Buy	CZK	5,397	EUR	220	1,515	—	Morgan Stanley & Co. LLC
02/16/22	Buy	EUR	10	SEK	103	218	—	Morgan Stanley & Co. LLC
02/16/22	Buy	EUR	60	PLN	273	653	—	Morgan Stanley & Co. LLC
02/16/22	Buy	EUR	180	SEK	1,850	3,880	—	Morgan Stanley & Co. LLC
02/16/22	Buy	EUR	180	SEK	1,850	3,900	—	Morgan Stanley & Co. LLC
02/16/22	Buy	EUR	670	SEK	6,884	14,558	—	Morgan Stanley & Co. LLC
02/16/22	Buy	HUF	21,442	EUR	60	223	—	Morgan Stanley & Co. LLC
02/16/22	Buy	HUF	28,614	EUR	80	373	—	Morgan Stanley & Co. LLC
02/16/22	Buy	NOK	3,381	EUR	340	—	(2,053)	Morgan Stanley & Co. LLC
02/16/22	Buy	NOK	6,562	EUR	660	—	(4,171)	Morgan Stanley & Co. LLC
						$26,487	$(6,224)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of January 31, 2022
Total return swap agreements outstanding at January 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bovespa Index(T)	–	Morgan Stanley & Co. LLC	2/16/22	BRL 542	$(3,959)	$—	$(3,959)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).